Other Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Liabilities
NOTE 16 - OTHER LIABILITIES

	December 31, 2021	December 31, 2020

US Government loans	$–	$950,418

2021 Debentures subscriptions payable (Note 14(b))	–	5,285,997

Total	$–	$6,236,415

Current portion 1	$–	6,003,838

Non-current portion	–	232,577

	$–	$6,236,415

1	Includes US Government loans of $717,841 at December 31, 2020. These forgivable loans are considered to be government grants when there is reasonable assurance that they will be forgiven.
During the year ended December 31, 2021, the Company received two additional US Government loans as part of the Paycheck Protection Program (“PPP”) totaling $840,845 (US$668,689), each bearing interest at 1% per annum with maturity dates in February and May 2026. During the year ended December 31, 2020, the Company received four PPP US Government loans totaling $1,120,139 (US$805,246). A portion or the entirety of the amounts funded may be forgiven if all the funds are used for qualifying expenses which include payroll costs, rent and utility costs, and employment and compensation levels are maintained. The Company has used the entire loan amounts for qualifying expenses and as such expects these loans will be forgiven and no principal or interest payments will be made. During the year ended December 31, 2021, five government loans were forgiven resulting in $1,825,237 being included in other income (Note 24).